EXPLORATION AND EVALUATION PROPERTY (Disclosure of exploration and evaluation property) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Exploration And Evaluation [Line Items]
Opening Balance	$ 7,000,000
Expenditures		$ 512,206
Impairment of exploration and evaluation assets	0	(19,671,935)
Ending Balance	7,000,000	7,000,000
Albany Property [Member]
Disclosure Of Exploration And Evaluation [Line Items]
Opening Balance	7,000,000	26,159,729
Expenditures	0	512,206
Impairment of exploration and evaluation assets	0	(19,671,935)
Ending Balance	$ 7,000,000	$ 7,000,000